6. Derivative Liabilities - Fair Value, Derivative Liabilities (Details) (Q2) (USD $)	12 Months Ended	15 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2014 Quarter 2 [Member]	Dec. 31, 2013 Quarter 2 [Member]
Beginning Balance				$ 2,751,504
Fair value at the commitment date - convertible debt			2,414,585	2,817,944	2,414,585
Fair value at the commitment date - warrants			682,809		682,809
Reclassification of derivative liabilities to additional paid in capital				(214,769)
Related to convertible debt that ceased being a derivative liability		(28,586)		2,249,459	(311,709)
Fair value mark to market adjustment - convertible debt				(216,017)	(28,586)
Fair value mark to market adjustment - warrants				(8,650)	(5,595)
Ending Balance				$ 5,130,013	$ 2,751,504